Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Variable Growth Portfolio (previously known as ClearBridge Variable Aggressive Growth Portfolio) for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$44	0.85%
[1],[2],[3]
Expenses Paid, Amount	$ 44	[1]
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 138,958,336
Holdings Count | $ / shares	52	[4]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$138,958,336
Total Number of Portfolio Holdings*	52
Portfolio Turnover Rate	10%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Growth Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Variable Growth Portfolio (previously known as ClearBridge Variable Aggressive Growth Portfolio) for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class II1	$56	1.10%
[5],[6],[7]
Expenses Paid, Amount	$ 56	[5]
Expense Ratio, Percent	1.10%	[5]
Net Assets	$ 138,958,336
Holdings Count | $ / shares	52	[8]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$138,958,336
Total Number of Portfolio Holdings*	52
Portfolio Turnover Rate	10%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.